Unaudited Consolidated Statements of Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues (note 3)	$ 320,353,000	$ 396,517,000	$ 1,004,914,000	$ 1,453,376,000
Voyage expenses	(85,556,000)	(61,736,000)	(239,909,000)	(250,196,000)
Vessel operating expenses	(122,357,000)	(153,764,000)	(381,361,000)	(454,853,000)
Time-charter hire expenses (note 5)	8,535,000	18,796,000	27,661,000	63,566,000
Depreciation and amortization	58,839,000	64,352,000	176,669,000	200,205,000
General and administrative expenses	(25,384,000)	(18,073,000)	(70,671,000)	(60,018,000)
(Write-down) and gain (loss) on sale of assets (note 13)	(697,000)	(66,273,000)	(88,098,000)	(171,548,000)
Asset retirement obligation extinguishment gain (note 7)	0	0	32,950,000	0
Gain on commencement of sales-type lease (note 3)	0	0	0	44,943,000
Restructuring charges (note 15)	0	2,139,000	303,000	9,149,000
Income from vessel operations	18,985,000	11,384,000	53,192,000	288,784,000
Interest expense	(47,268,000)	(53,175,000)	(144,901,000)	(174,940,000)
Interest income	1,355,000	1,754,000	4,736,000	6,871,000
Realized and unrealized (losses) gains on non-designated derivative instruments (note 10)	(181,000)	(1,471,000)	3,751,000	(32,404,000)
Equity income (note 14 and 6b)	38,365,000	24,392,000	103,633,000	62,048,000
Foreign exchange gain (loss) (notes 9 and 10)	534,000	(5,943,000)	2,844,000	(8,219,000)
Other loss (note 7)	(800,000)	(14,627,000)	(9,954,000)	(15,707,000)
Income (loss) before income taxes	10,990,000	(37,686,000)	13,301,000	126,433,000
Income tax (expense) recovery (note 12)	1,410,000	3,702,000	(179,000)	(9,681,000)
Net income (loss)	9,580,000	(41,388,000)	13,480,000	136,114,000
Net (income) loss attributable to non-controlling interests	(12,493,000)	5,981,000	11,714,000	(199,603,000)
Net Income (Loss) Attributable to Parent, Total	$ (2,913,000)	$ (35,407,000)	$ 25,194,000	$ (63,489,000)
• Basic income (loss) attributable to shareholders of Teekay Corporation	$ (0.03)	$ (0.35)	$ 0.25	$ (0.63)
• Diluted income (loss) attributable to shareholders of Teekay Corporation	$ (0.03)	$ (0.35)	$ 0.25	$ (0.63)
Weighted average number of common shares outstanding (note 18)
Weighted Average Number of Shares Outstanding, Basic	102,307,273	101,107,371	102,090,921	101,034,362
Weighted Average Number of Shares Outstanding, Diluted	102,307,273	101,107,371	102,648,974	101,034,362